FINANCING ARRANGEMENTS - Covenant Compliance (Details) - Revolving credit facility $ in Millions	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Amount available for restricted payments	$ 13,800
Fixed charge coverage ratio	2.00
Secured leverage ratio	4.00